Average Annual Total Returns - A C I Shares - JPMorgan Large Cap Value Fund	Class A Past 1 Year	Class A Past 5 Years	Class A Past 10 Years	Class C Past 1 Year	Class C Past 5 Years	Class C Past 10 Years	Class I Past 1 Year	Class I Past 5 Years	Class I Past 10 Years	Class I Return After Taxes on Distributions Past 1 Year	Class I Return After Taxes on Distributions Past 5 Years	Class I Return After Taxes on Distributions Past 10 Years	Class I Return After Taxes on Distributions and Sale of Fund Shares Past 1 Year	Class I Return After Taxes on Distributions and Sale of Fund Shares Past 5 Years	Class I Return After Taxes on Distributions and Sale of Fund Shares Past 10 Years	RUSSELL 1000 VALUE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 1 Year	RUSSELL 1000 VALUE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 5 Years	RUSSELL 1000 VALUE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 10 Years
Total	4.46%	9.98%	10.45%	8.73%	10.60%	10.59%	10.56%	11.40%	11.24%	10.21%	9.73%	9.26%	6.40%	8.49%	8.50%	2.80%	9.74%	10.50%